Finance income	9 Months Ended
Sep. 30, 2024
Finance income.
Finance income

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

8.Finance income

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2024	2023	2024	2023
	$’000	$’000	$’000	$’000

Fair value gain on embedded options	19,030	—	29,630	—
Interest income - bank deposits	5,017	5,761	12,851	17,338
Net foreign exchange gain arising from derivative instruments - unrealized	1,307	—	6,985	—
Net foreign exchange gain arising from financing - realized	378	—	—	—
Fair value gain on interest rate caps	—	62	230	475
Net foreign exchange gain arising from derivative instruments - realized	—	—	—	420
	25,732	5,823	49,696	18,233